Note 11 - Equity: Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.70	250,000	$0.70	$nil	0.90	250,000	$0.70	$nil	0.90
$0.17	6,750,000	$0.17	$nil	3.97	6,750,000	$0.17	$nil	3.97
Totals	7,000,000	$0.19	$nil	3.86	7,000,000	$0.19	$nil	3.86